SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2015
SEGMENT INFORMATION
SEGMENT INFORMATION

21.SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews results of operations by business lines when making decisions about allocating resources and assessing performance of the Group. The Group has two operating segments: medical examinations and other medical services and dental services.

The Group does not allocate any assets to its operating segments as management does not believe that allocating these assets is useful in evaluating these segments’ performance. Accordingly, the Group has not made disclosure of total assets by reportable segment.

	For the years ended March 31,
	2013	2014	2015

Net revenues:
Medical examinations and other medical services	$133,871	$202,304	$285,292
Dental services	—	—	5,489

Total net revenues	133,871	202,304	290,781

Cost of revenues:
Medical examinations and other medical services	71,079	106,405	151,348
Dental services	—	—	3,595

Total cost of revenues	71,079	106,405	154,943

Gross profit:
Medical examinations and other medical services	62,792	95,899	133,944
Dental services	—	—	1,894

Total gross profit	62,792	95,899	135,838

Operating expenses:
Selling and marketing expenses	18,486	28,879	41,059
General and administrative expenses	23,447	32,053	52,331
Research and development expenses	1,270	1,603	1,401

Total operating expenses	43,203	62,535	94,791

Income from operations	$19,589	$33,364	$41,047

The revenue and cost of revenues in relation to the operating segment of dental services for the years ended March 31, 2013 and 2014 were not presented as they were immaterial.

Components of net revenues are presented in the following table:

	For the years ended March 31,
	2013	2014	2015

Medical examinations	$116,449	$173,903	$244,945
Disease screening	9,240	15,017	19,689
Other services	8,182	13,384	20,658

Medical examinations and other medical services	133,871	202,304	285,292
Dental services	—	—	5,489

Total	$133,871	$202,304	$290,781

Substantially all of the Group’s revenues for the years ended March 31, 2013, 2014 and 2015 were generated from the PRC entities. Substantially all of the Group’s long-lived assets are located in the PRC as of March 31, 2013, 2014 and 2015.